Supplement dated February 23, 2023,

to the Current Summary Prospectuses, Statutory Prospectuses, and

Statements of Additional Information ("SAI")

USAA Tax Exempt Long-Term Fund	USAA 500 Index Fund
USAA Tax Exempt Intermediate-Term Fund	USAA Nasdaq-100 Index Fund
USAA Tax Exempt Short-Term Fund	USAA Global Managed Volatility Fund
USAA Tax Exempt Money Market Fund	USAA Ultra Short-Term Bond Fund
USAA California Bond Fund	USAA Target Retirement Income Fund
USAA New York Bond Fund	USAA Target Retirement 2030 Fund
USAA Virginia Bond Fund	USAA Target Retirement 2040 Fund
USAA Global Equity Income Fund	USAA Target Retirement 2050 Fund
USAA Target Managed Allocation Fund	USAA Target Retirement 2060 Fund
USAA Cornerstone Conservative Fund	USAA Aggressive Growth Fund
USAA Cornerstone Moderate Fund	USAA Capital Growth Fund
USAA Cornerstone Moderately Aggressive Fund	USAA Growth Fund
USAA Cornerstone Moderately Conservative Fund	USAA Growth & Income Fund
USAA Cornerstone Aggressive Fund	USAA High Income Fund
USAA Cornerstone Equity Fund	USAA Income Fund
USAA Emerging Markets Fund	USAA Income Stock Fund
USAA Growth and Tax Strategy Fund	USAA Intermediate-Term Bond Fund
USAA Government Securities Fund	USAA Money Market Fund
USAA International Fund	USAA Science & Technology Fund
USAA Precious Metals and Minerals Fund	USAA Short-Term Bond Fund
USAA Sustainable World Fund	USAA Small Cap Stock Fund
USAA Treasury Money Market Trust	USAA Value Fund
USAA Extended Market Index Fund

This supplement amends the Summary Prospectuses, Statutory Prospectuses, and SAIs, each as amended and supplemented, of the above-referenced Funds and is in addition to any other supplements. Please review this important information carefully.

The Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") upon recommendation of Victory Capital Management Inc. (the "Adviser"), the Trust's investment adviser, has approved a change in the name of the Trust and each individual fund (the "Funds"), within the Trust.

Effective at the start of business on April 24, 2023 (the "Effective Date"), the name of the Trust will change from USAA Mutual Funds Trust to Victory Portfolios III, and all references to USAA Mutual Funds Trust in the summary prospectuses, statutory prospectuses, and SAIs will be replaced by the new name.

Also on the Effective Date, references to the current names of the Funds in the summary prospectuses, statutory prospectuses, and SAIs will be replaced with the new names as follows:

Current Name	New Name
USAA Tax Exempt Long-Term Fund	Victory Tax Exempt Long-Term Fund
USAA Tax Exempt Intermediate-Term Fund	Victory Tax Exempt Intermediate-Term Fund
USAA Tax Exempt Short-Term Fund	Victory Tax Exempt Short-Term Fund
USAA Tax Exempt Money Market Fund	Victory Tax Exempt Money Market Fund
USAA California Bond Fund	Victory California Bond Fund
USAA New York Bond Fund	Victory New York Bond Fund
USAA Virginia Bond Fund	Victory Virginia Bond Fund
USAA Global Equity Income Fund	Victory Global Equity Income Fund
USAA Target Managed Allocation Fund	Victory Target Managed Allocation Fund
USAA Cornerstone Conservative Fund	Victory Cornerstone Conservative Fund

Current Name	New Name
USAA Cornerstone Moderate Fund	Victory Cornerstone Moderate Fund
USAA Cornerstone Moderately Aggressive Fund	Victory Cornerstone Moderately Aggressive Fund
USAA Cornerstone Moderately Conservative Fund	Victory Cornerstone Moderately Conservative Fund
USAA Cornerstone Aggressive Fund	Victory Cornerstone Aggressive Fund
USAA Cornerstone Equity Fund	Victory Cornerstone Equity Fund
USAA Emerging Markets Fund	Victory Emerging Markets Fund
USAA Growth and Tax Strategy Fund	Victory Growth and Tax Strategy Fund
USAA Government Securities Fund	Victory Government Securities Fund
USAA International Fund	Victory International Fund
USAA Precious Metals and Minerals Fund	Victory Precious Metals and Minerals Fund
USAA Sustainable World Fund	Victory Sustainable World Fund
USAA Treasury Money Market Trust	Victory Treasury Money Market Trust
USAA Extended Market Index Fund	Victory Extended Market Index Fund
USAA 500 Index Fund	Victory 500 Index Fund
USAA Nasdaq-100 Index Fund	Victory Nasdaq-100 Index Fund
USAA Global Managed Volatility Fund	Victory Global Managed Volatility Fund
USAA Ultra Short-Term Bond Fund	Victory Ultra Short-Term Bond Fund
USAA Target Retirement Income Fund	Victory Target Retirement Income Fund
USAA Target Retirement 2030 Fund	Victory Target Retirement 2030 Fund
USAA Target Retirement 2040 Fund	Victory Target Retirement 2040 Fund
USAA Target Retirement 2050 Fund	Victory Target Retirement 2050 Fund
USAA Target Retirement 2060 Fund	Victory Target Retirement 2060 Fund
USAA Aggressive Growth Fund	Victory Aggressive Growth Fund
USAA Capital Growth Fund	Victory Capital Growth Fund
USAA Growth Fund	Victory Growth Fund
USAA Growth & Income Fund	Victory Growth & Income Fund
USAA High Income Fund	Victory High Income Fund
USAA Income Fund	Victory Income Fund
USAA Income Stock Fund	Victory Income Stock Fund
USAA Intermediate-Term Bond Fund	Victory Core Plus Intermediate Bond Fund
USAA Money Market Fund	Victory Money Market Fund
USAA Science & Technology Fund	Victory Science & Technology Fund
USAA Short-Term Bond Fund	Victory Short-Term Bond Fund
USAA Small Cap Stock Fund	Victory Small Cap Stock Fund
USAA Value Fund	Victory Value Fund

In connection with the name changes above, the Board also, upon recommendation of the Adviser, approved a change in the name of the USAA Intermediate-Term Bond Fund to "Victory Core Plus Intermediate Bond Fund" to create a more clear and uniform naming convention relative to competitor offerings and other Adviser products.

In addition, on the Effective Date, USAA Investments, a Victory Capital Management Inc. Investment Franchise, that currently manages the USAA Fixed Income Funds, will change its name to Victory Income Investors, and all references to USAA Investments in the summary prospectuses, statutory prospectuses, and SAIs, will be replaced.

Please note that there will be no changes in the management of the Funds or to the Funds' ticker symbols.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.